Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 85,724	¥ 97,694
Investment in Operating Leases	2,086,405	1,967,178
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	168
Real estate collateral-dependent loans (net of allowance for credit losses)	3,490	5,881
Investment in Operating Leases	234
Investment in operating leases, property under facility operations and office facilities		8,105
Certain equity securities	37,465	15,193
Certain equity method investments	1,109	20,619
Total	42,466	49,798
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in Operating Leases	0
Investment in operating leases, property under facility operations and office facilities		0
Certain equity securities	0	0
Certain equity method investments	0	0
Total	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	47
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in Operating Leases	0
Investment in operating leases, property under facility operations and office facilities		0
Certain equity securities	37,465	15,193
Certain equity method investments	0	0
Total	37,512	15,193
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	121
Real estate collateral-dependent loans (net of allowance for credit losses)	3,490	5,881
Investment in Operating Leases	234
Investment in operating leases, property under facility operations and office facilities		8,105
Certain equity securities	0	0
Certain equity method investments	1,109	20,619
Total	¥ 4,954	¥ 34,605